Nature of Operations and Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Construction Equipment [Member]
Property and equipment estimated useful life	10 years	10 years
Leasehold Improvements [Member]
Property and equipment useful lives	The lesser of 10 years or the remaining life of the lease	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures [Member]
Property and equipment estimated useful life	5 years	5 years
Computers [Member]
Property and equipment estimated useful life	3 years	3 years
Vehicles [Member]
Property and equipment estimated useful life	10 years	10 years